Trade payables	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade payables

14 Trade payables

	Note	2024	2023
Trade payables:
Domestic market
Third parties		1,645	1,454
Third parties (forfait)	(i)	688	671
Total Third parties		2,333	2,125

Related parties		226	256
Related parties (forfait)	(i)	1,073	847
Total Related parties	9	1,299	1,103

Foreign market
Third parties	(ii)	13,331	9,993
		-	-
		16,963	13,221

Current liabilities		16,883	13,221
Non-current liabilities	(iii)	80	-
Total		16,963	13,221

(i)	The Company has payment agreements with financial institutions and forfaiting agreements that allow certain suppliers to opt for granting their receivables from the Company upon accepting of financial institutions by acquiring or not the related receivables, without the Company’s interference. The grant operation does not imply any change in the instruments issued by suppliers, with the same conditions of the original amount and the payment term maintained. The balances classified as forfaiting represent amounts prepaid by banks to the Company's suppliers. The maturity of trade payables included in the forfaiting program is equivalent to the maturity of trade payables of Braskem's other suppliers in Brazil, with a maturity period ranging between 30 and 180 days.

(ii)	Includes R$ 9.2 billion (2023: R$ 7.3 billion) in raw material purchases due in up to 360 days for which the Company provides letters of credit issued by financial institutions that indicate the suppliers as beneficiaries.

(iii)	In the Statement of Financial Position, the non-current balance is presented under the heading “other liabilities.”